Equity - Impact of share split (Details) - shares	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Common shares issued and outstanding beginning		180,460,565
Share option exercises	3,195,276	910,163	3,195,276
Common shares issued and outstanding ending		187,120,728	180,460,565
Share transaction
Disclosure of classes of share capital [line items]
Common shares issued and outstanding beginning			96,693,265
Genmab Investment | Share transaction
Disclosure of classes of share capital [line items]
Capital Investment			2,175,157
2020 Private Investment | Share transaction
Disclosure of classes of share capital [line items]
Capital Investment			55,688,535
Initial Public Offering and Private Placement
Disclosure of classes of share capital [line items]
Capital Investment			22,708,332
Follow-on public offering, incl. Greenshoe
Disclosure of classes of share capital [line items]
Capital Investment		5,750,000